MANAGER AND FOUNDER
   AQUILA MANAGEMENT CORPORATION
   380 Madison Avenue, Suite 2300
   New York, New York 10017

BOARD OF TRUSTEES
   Lacy B. Herrmann, Chairman
   Thomas A. Christopher
   Douglas Dean
   Diana P. Herrmann
   Carroll F. Knicely
   Theodore T. Mason
   Anne J. Mills
   William J. Nightingale
   James R. Ramsey

OFFICERS
   Diana P. Herrmann, President
   Thomas S. Albright, Senior Vice President
     and Portfolio Manager
   Jerry G. McGrew, Senior Vice President
   Jason T. McGrew, Vice President
   Rose F. Marotta, Chief Financial Officer
   Joseph P. DiMaggio, Treasurer
   Edward M.W. Hines, Secretary

DISTRIBUTOR
   AQUILA DISTRIBUTORS, INC.
   380 Madison Avenue, Suite 2300
   New York, New York 10017

CUSTODIAN
   BANK ONE TRUST COMPANY, N.A.
   1111 Polaris Parkway
   Columbus, Ohio 43240

TRANSFER AND SHAREHOLDER SERVICING AGENT
   PFPC INC.
   400 Bellevue Parkway
   Wilmington, Delaware 19809

INDEPENDENT AUDITORS
   KPMG LLP
   757 Third Avenue
   New York, New York 10017

Further information is contained in the Prospectus, which must precede or accompany this report.


ANNUAL
REPORT

DECEMBER 31, 2002

                                    CHURCHILL
                                TAX-FREE FUND OF
                                    KENTUCKY

                          A TAX-FREE INCOME INVESTMENT

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

[Logo of the Aquila Group of Funds: an eagle's head]

                                   ONE OF THE
                            AQUILASM GROUP OF FUNDS

[Logo of the Churchill Tax-Free Fund of Kentucky: a standing pegasus in a circle]

                     SERVING KENTUCKY INVESTORS FOR 15 YEARS

                       CHURCHILL TAX-FREE FUND OF KENTUCKY

                                  ANNUAL REPORT

                         "CONSISTENT TAX-FREE DIVIDENDS"

                                                               February 14, 2003

Dear Fellow Shareholder:

     If you happen to have read the January "Thought For The Month," you will remember that it, too, talked about consistent tax-free* dividends. We feel it is important to highlight this concept again since it is the very basis of the Fund.

MEETING THE NEEDS OF SHAREHOLDERS

     You probably won't be surprised to learn that a large percentage of shareholders in Churchill Tax-Free Fund of Kentucky are pre-retirees or retirees who depend on monthly income to meet their living expenses. Thus, Churchill Tax-Free Fund of Kentucky's objective of providing "as high a level of current income exempt from Kentucky state and regular Federal income taxes as is consistent with preservation of capital" is "just what the doctor ordered" for many of our shareholders.

     Since Churchill Tax-Free Fund of Kentucky's inception in May, 1987, shareholders have been the beneficiaries of dividends that have been paid each and every month. And, since we fully recognize that our shareholders depend on this income, we purposefully arrange to have the number of days for each dividend payment fluctuate only slightly from month to month. In this way, we provide you with as consistent a level of income as possible.

     And, since these dividends are not only consistent, but also tax-free, you and our other shareholders get to utilize the full purchasing power of every dollar earned. (As you know, with a taxable investment, 20% or more of each dividend dollar could be eaten away by state and Federal taxes.) For those shareholders who are on a fixed income, these additional dollars which stay in your own pocket - instead of going toward taxes - could prove to be extremely beneficial to you.

STABILITY OF YOUR CAPITAL

     The other significant need of our shareholders that we meet besides providing consistent tax-free dividends, is managing the Fund so that its share price remains relatively stable.** Following is the year-end Class A share price of Churchill Tax-Free Fund of Kentucky for the past three years. As you will note, the share price of the Fund did fluctuate somewhat as interest rates changed over the period. However, the total fluctuation over this period was only $0.35, or approximately 3 1/2% - a slight variance when compared to other investments you might have made over this same time period.

              December 31, 2002                 $10.66
              December 31, 2001                 $10.31
              December 31, 2000                 $10.40

PORTFOLIO CHARACTERISTICS

     In order to ensure that Churchill Tax-Free Fund of Kentucky's objective of capital preservation and steady tax-free income is accomplished, the Fund employs very distinct techniques in the construction of the Fund's portfolio.

     To the maximum extent possible, we strive to make certain that there are no "surprises" with any of the securities in the Fund's portfolio. To help limit the degree of uncertainty, our knowledgeable Kentucky-based portfolio manager constructs the Fund's portfolio with high quality, intermediate maturity and geographic diversification in mind.

     As we have pointed out before, municipal securities have various credit ratings which attempt to measure the safety that the securities represent. With Churchill Tax-Free Fund of Kentucky, we specifically limit the credit ratings to those within the TOP FOUR categories - AAA, AA, A, AND Baa. We further ensure that, in general, the majority of securities in the Fund's portfolio are within the top TWO credit grades - AAA AND AA. And, we very carefully monitor the quality characteristics of each investment once it is in the portfolio.

     Another technique we use in the construction of the overall portfolio to help keep a stable share price is a laddering of maturity levels with the various municipal securities that we purchase. As you know, long-term bonds tend to produce a higher return than short-term bonds. However, such longer maturity bonds also experience a higher degree of volatility in their price.

     Therefore, for Churchill Tax-Free Fund of Kentucky's portfolio, we include both short-term and long-term bonds, so that the overall average of these maturities run at an intermediate level. In this way, we can capture a substantial amount of income available from the bonds, but avoid any undue level of price volatility.

DIVERSIFICATION OF THE PORTFOLIO

     We also employ  diversification in the construction of the Fund's portfolio
- both in terms of project type as well as geographic characteristics. We strive to include in the portfolio securities representing locations throughout Kentucky and all types of public purpose projects. In this way, we can assure ourselves that no one project or area of the Commonwealth can have any significant adverse influence upon your investment in the Fund.

APPRECIATION

     With the stock market being so tumultuous over the past several years, we hope that you and our other shareholders are comforted by the fact that Churchill Tax-Free Fund of Kentucky is still meeting its objective - just as it has from day one. Your continued confidence in the Fund through your investment is greatly appreciated. We will continually strive to do what is necessary to merit the confidence you have placed in us.

Sincerely,


/s/  Diana P. Herrmann
----------------------
Diana P. Herrmann
President


/s/  Lacy B. Herrmann
---------------------
Lacy B. Herrmann
Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and state taxes, including the Alternative Minimum Tax (AMT).

** Past performance does not guarantee future stability. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PERFORMANCE REPORT

     The following graph illustrates the value of $10,000 invested in the Class A shares of Churchill Tax-Free Fund of Kentucky for the 10-year period ended December 31, 2002 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

[Graphic of a line chart with the following information:]

       Lehman Brothers
    Quality Intermediate               Fund's Class A Shares
    Municipal Bond Index     With Sales Charge      Without Sales Charge    Cost of Living Index
           $10,000                 $9,600                  $10,000                 $10,000
           $10,990                $10,590                  $11,034                 $10,275
           $10,690                $10,250                  $10,679                 $10,550
           $12,164                $11,636                  $12,124                 $10,817
           $12,683                $12,165                  $12,675                 $11,177
           $13,612                $13,122                  $13,672                 $11,367
           $14,428                $13,787                  $14,365                 $11,550
           $14,471                $13,580                  $14,149                 $11,860
           $15,719                $14,713                  $15,329                 $12,262
           $16,586                $15,307                  $15,949                 $12,452
           $18,118                $16,588                  $17,282                 $12,748

                                                             AVERAGE ANNUAL TOTAL RETURN
                                                        FOR PERIODS ENDED DECEMBER 31, 2002
                                                    --------------------------------------------
                                                                                         SINCE
                                                    1 YEAR      5 YEARS    10 YEARS    INCEPTION
                                                    ------      -------    --------    ---------
Class A (5/21/87)
   With Sales Charge.............................    3.82%       3.92%       5.19%       6.43%
   Without Sales Charge..........................    8.15%       4.78%       5.62%       6.71%
Class C (4/1/96)
   With CDSC.....................................    6.19%       3.90%        n/a        4.64%
   Without CDSC..................................    7.23%       3.90%        n/a        4.64%
Class Y (4/1/96)
   No Sales Charge...............................    8.30%       4.94%        n/a        5.66%
Class I (8/6/01)
   No Sales Charge...............................    7.98%        n/a         n/a        6.07%*
Lehman Index.....................................    9.23%       5.88%       6.11%       6.71% (Class A)
                                                     9.23%       5.88%        n/a        6.11% (Class C&Y)
                                                     9.23%        n/a         n/a        7.28%* (Class I)

* Not annualized

Total return figures shown for the Fund reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes. Past performance is not predictive of future investment results.

                    MANAGEMENT DISCUSSION OF FUND PERFORMANCE

     2002 was another in a series of profitable years as it relates to interest rates and the bond market. Unfortunately, we saw the equity market continue its unprecedented three-year slide from historical high levels posted in early 2000. The Federal Reserve maintained historically low short-term interest rates at levels not seen for decades. And, as we begin 2003, it too promises to be just as eventful: the United States is preparing to take decisive action in Iraq, we are considering the course to take in response to the threat of "nuclear blackmail" from Communist North Korea, and, sadly, we mourn the deaths of the brave crew of the Columbia space shuttle who perished on their return from space.

     Last year, inflation, by and large, remained in check. As measured by the Producer Price Index (PPI), inflation edged up a modest 1.2% versus a 1.8% decline in 2001. The Consumer Price Index (CPI) rose 2.4% versus a rise of 1.6% in 2001. The best overall measure of the nation's economic health - the Gross Domestic Product (GDP) rebounded to a 2.4% growth rate versus a slight rise of 0.3% in recession-plagued 2001. In a concerted effort to get our lethargic economy "pumping" once again, the Federal Reserve kept interest rates at historical lows, hoping to spur an economic recovery. The national unemployment rate, unfortunately, remains disturbingly high at 6.0%. With the overhanging situation of the outcome of military action in the Middle East, the price of a barrel of oil has shot back up from the lows we saw last year. The combination of low inflation and low interest rates, as well as the Fed's accommodative credit policy led to this third straight banner year for bonds versus stocks.

     2002 was the third consecutive down year for stocks and most stock funds. The Dow Jones Industrial Average fell 15.01% last year. Other measures of equity performance fared even worse: the S & P 500 closed down 22.10%; and the NASDAQ Composite Index was off 31.26%. According to Lipper Inc., the average U. S. equity fund produced a loss of 22.43%. We are proud to report that Churchill Tax-Free Fund of Kentucky provided its shareholders a positive total rate of return through dividends and market action of 8.15% in 2002.

     Individual states - Kentucky included - have not been able to avoid the effects of the slowdown in the national economy. The budget surpluses that had accumulated in the Commonwealth's "rainy day fund" are gone. Budget deficits are being forecasted in nearly all fifty states for 2003 and 2004. To make matters worse, the Commonwealth of Kentucky begins 2003 operating without an approved budget. Without a budget, the Commonwealth has been unable to bring municipal bond financings to market since the middle of 2002. During this time, individual cities, counties, and local municipalities have come to market. Meanwhile, the demand for quality Kentucky tax-free bonds has far outpaced the supply of available bonds. This shortage of Commonwealth of Kentucky bonds contributed to your Fund's excellent performance in 2002.

     The investment objective of the Churchill Tax-Free Fund of Kentucky is to provide as high a level of triple tax-exempt current income as is consistent with the preservation of capital. This objective continues to be successfully addressed by adhering to a discipline of solid fundamental, conservative portfolio management ideals. The Fund continues to maintain an average credit quality of "AA". Our "laddered" maturity structure helps us manage price volatility. The Fund has an average life of approximately 15.0 years and a duration of 5.50 years. We maintain a well-diversified portfolio of over 170 different Kentucky issues.

     We are cautiously optimistic about the prospects for the U. S. economy in 2003, but will continue to watch for any signs of rising inflation. It is going to take continued vigilance by the Federal Reserve to revive and re-energize our economy without driving up interest rates over the course of 2003. To address these concerns, we will "stay the course" and manage the portfolio by taking advantage of opportunities in the Kentucky marketplace that are consistent with the investment objectives of the Fund.

PRIVACY NOTICE (UNAUDITED)

OUR PRIVACY POLICY. In providing services to you as an individual who owns or is considering investing in shares of a fund of the Aquila(SM) Group of Funds, we collect certain nonpublic personal information about you. Our policy is to keep this information strictly safeguarded and confidential, and to use or disclose it only as necessary to provide services to you or as otherwise permitted by law. Our privacy policy applies equally to former shareholders and persons who inquire about a fund.

INFORMATION WE COLLECT. "Nonpublic personal information" is personally identifiable financial information about you as an individual or your family. The kinds of nonpublic personal information we have about you may include the information you provide us on your share purchase application or in telephone calls or correspondence with us, and information about your fund transactions and holdings, how you voted your shares and the account where your shares are held.

INFORMATION WE DISCLOSE. We disclose nonpublic personal information about you to companies that provide necessary services to your fund, such as the fund's transfer agent, distributor, investment adviser or sub-adviser and to our affiliates, as permitted or required by law, or as authorized by you. We also may disclose this information to another fund of the Aquila(SM) Group of Funds or its distributor, or to the broker-dealer that holds your fund shares, under agreements that permit them to use the information only to provide you information about your fund, other funds in the Aquila(SM) Group of Funds or new services we are offering which may be of interest to you. Any other use is strictly prohibited. We do not sell information about you or any of our fund shareholders to anyone.

HOW WE SAFEGUARD YOUR INFORMATION. We restrict access to nonpublic personal information about you to only those persons who need it to provide services to you or who are permitted by law to receive it. We maintain physical, electronic and procedural safeguards to protect the confidentiality of all nonpublic personal information we have about you.

If you have any questions regarding our Privacy Policy, please contact us at 1-800-437-1020.

[Logo of KPMG LLP: four solid rectangles with the letters KPMG in front of them]

                          INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Churchill Tax-Free Fund of Kentucky:

     We have audited the accompanying statement of assets and liabilities of Churchill Tax-Free Fund of Kentucky, including the statement of investments, as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Churchill Tax-Free Fund of Kentucky as of December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/  KPMG LLP
--------------
New York, New York
February 7, 2003

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                            STATEMENT OF INVESTMENTS
                                DECEMBER 31, 2002

                                                                              RATING
     FACE                                                                    MOODY'S/
    AMOUNT        GENERAL OBLIGATION BONDS (1.4%)                               S&P             VALUE
---------------   -------------------------------------------------------    ---------      -------------
                  Bowling Green Kentucky
$       200,000      5.300%, 06/01/18....................................     Aa3/NR        $     214,000
                  Lexington-Fayette Urban County Government
                     Project Unlimited Tax
        125,000      5.000%, 12/01/15....................................     Aa2/AA+             134,219
        340,000      5.150%, 12/01/17....................................     Aa2/AA+             363,800
                  Louisville Kentucky Unlimited Tax
      2,205,000      5.000%, 10/01/21 FGIC Insured.......................     Aaa/AAA           2,276,662
                  Warren County Kentucky Judicial Unlimited Tax
        345,000      5.100%, 09/01/17 AMBAC Insured......................     Aaa/NR              369,150
        365,000      5.150%, 09/01/18 AMBAC Insured......................     Aaa/NR              389,638
                                                                                            -------------
                       Total General Obligation Bonds....................                       3,747,469
                                                                                            -------------

                  REVENUE BONDS (99.1%)
                  -------------------------------------------------------

                  STATE AGENCIES (31.2%)
                  -------------------------------------------------------
                  Kentucky Area Development District Financing
        500,000      5.000%, 12/01/23 LOC Wachovia Bank..................      NR/AA              510,625
                  Kentucky Higher Education Student Loan Corporation
                     Insured Student Loan
        220,000      6.800%, 06/01/03 AMT................................     Aaa/AA-             223,623
      1,915,000      7.100%, 12/01/11 AMT................................     Aaa/AA-           1,945,697
                  Kentucky Infrastructure Authority
      1,000,000      5.250%, 06/01/12....................................     Aa3/A+            1,118,750
        635,000      5.250%, 06/01/12....................................     Aa3/A+              683,419
      2,740,000      5.250%, 06/01/14....................................     Aa3/A+            3,010,575
      1,110,000      6.375%, 06/01/14 Pre-Refunded.......................     Aaa/AAA           1,259,850
      1,500,000      5.375%, 02/01/18....................................      NR/A-            1,531,290
                  Kentucky Local Correctional Facilities Construction
                     Authority
      6,355,000      5.500%, 11/01/14 FSA Insured........................     Aaa/AAA           6,855,456
                  Kentucky Rural Economic Development Authority
      3,110,000      7.250%, 06/01/17 LOC Bank One AMT...................      NR/A+            3,194,499
                  Kentucky State Property and Buildings Commission


$     3,000,000      6.250%, 09/01/07 MBIA Insured.......................     Aaa/AAA       $   3,506,250
        220,000      6.000%, 09/01/08....................................     Aa3/A+              255,750
        500,000      5.500%, 11/01/09 AMBAC Insured......................     Aaa/AAA             553,125
        400,000      5.000%, 09/01/13....................................     Aa3/A+              413,280
      4,000,000      5.375%, 02/01/14 FSA Insured........................     Aaa/AAA           4,480,000
        400,000      5.250%, 10/01/14....................................     Aa3/A+              436,500
        460,000      5.125%, 09/01/15....................................     Aa3/A+              495,650
      3,250,000      5.625%, 09/01/15....................................     Aa3/A+            3,656,250
        100,000      5.375%, 05/01/16 MBIA Insured.......................     Aaa/AAA             108,375
      6,500,000      5.375%, 08/01/16 FSA Insured........................     Aaa/AAA           7,166,250
      3,905,000      5.125%, 09/01/16....................................     Aa3/A+            4,178,350
      5,000,000      5.250%, 10/01/16....................................     Aa3/A+            5,412,500
      1,140,000      5.000%, 08/01/17 FSA Insured........................     Aaa/AAA           1,204,125
      8,155,000      5.125%, 09/01/17....................................     Aa3/A+            8,685,075
      1,735,000      5.250%, 10/01/17....................................     Aa3/A+            1,875,969
        800,000      5.500%, 11/01/17 FSA Insured........................     Aaa/AAA             892,000
        165,000      5.375%, 02/01/18 FSA Insured........................     Aaa/AAA             180,263
      1,105,000      5.000%, 08/01/18....................................     Aaa/AAA           1,160,250
      2,950,000      5.125%, 09/01/18....................................     Aa3/A+            3,123,313
      6,000,000      5.250%, 10/01/18....................................     Aa3/A+            6,450,000
        145,000      5.100%, 11/01/18....................................     Aa3/A+              151,887
      1,040,000      5.000%, 08/01/19 FSA Insured........................     Aaa/AAA           1,085,500
      1,000,000      5.375%, 10/01/19 MBIA Insured.......................     Aaa/AAA           1,080,000
      1,925,000      5.000%, 10/01/19....................................     Aa3/A+            2,004,406
        360,000      5.000%, 10/01/19 MBIA Insured.......................     Aaa/AAA             375,750
      3,000,000      5.000%, 11/01/19 FSA Insured........................     Aaa/AAA           3,146,250
        705,000      5.150%, 11/01/19 FSA Insured........................     Aaa/AAA             747,300
      2,000,000      5.750%, 05/01/20 MBIA Insured.......................     Aaa/AAA           2,212,500
        160,000      5.000%, 10/01/20 MBIA Insured.......................     Aaa/AAA             166,000
        205,000      5.150%, 02/01/22 FSA Insured........................     Aaa/AAA             212,431
                                                                                            -------------
                                                                                               85,749,083
                                                                                            -------------
                  COUNTY AGENCIES (10.2%)
                  -------------------------------------------------------
                  Floyd County Public Property Courthouse
        510,000      5.500%, 09/01/14 Pre-Refunded.......................      NR/A+              576,300
                  Jefferson County Kentucky Capital Projects


$     1,000,000      5.200%, 06/01/08 MBIA Insured.......................     Aaa/AAA       $   1,122,500
        430,000      5.200%, 06/01/12 MBIA Insured.......................     Aaa/AAA             466,550
        570,000      5.250%, 06/01/13 MBIA Insured.......................     Aaa/AAA             618,450
        520,000      5.250%, 06/01/14 MBIA Insured.......................     Aaa/AAA             560,950
      3,370,000      5.375%, 06/01/18 MBIA Insured.......................     Aaa/AAA           3,605,900
      1,640,000      5.375%, 06/01/22 MBIA Insured.......................     Aaa/AAA           1,709,700
      5,900,000      5.500%, 06/01/28 MBIA Insured.......................     Aaa/AAA           6,231,875
                  Pendleton County Kentucky Multi-County
                     Lease Revenue
      4,500,000      6.500%, 03/01/19....................................      NR/A             4,608,990
      3,000,000      6.400%, 03/01/19....................................      NR/A             3,701,250
                  Warren County Kentucky Justice Center
      1,580,000      5.250%, 09/01/17 MBIA Insured.......................     Aaa/AAA           1,684,675
      2,875,000      5.350%, 09/01/29 MBIA Insured.......................     Aaa/AAA           3,004,375
                                                                                            -------------
                                                                                               27,891,515
                                                                                            -------------
                  CITY/MUNICIPAL OBLIGATIONS (6.1%)
                  -------------------------------------------------------
                  Jeffersontown Kentucky Public Project Corp.
        500,000      5.750%, 11/01/15....................................      A3/NR              539,375
                  Kentucky League Cities Funding Trust
                     Certificates of Participation (Covington)
      1,715,000      6.200%, 08/01/17....................................      NR/A+            1,802,894
                  Kentucky League Cities Funding Trust
                     Certificates of Participation (Owensboro)
        700,000      5.900%, 08/01/16....................................      NR/A               734,125
                  Louisville Kentucky Parking Authority
      1,140,000      5.000%, 12/01/14 MBIA Insured.......................     Aaa/AAA           1,211,250
                  Mount Sterling Kentucky Lease Revenue
      2,020,000      6.150%, 03/01/13....................................     Aa3/NR            2,073,732
      7,000,000      6.200%, 03/01/18....................................     Aa3/NR            7,186,690
                  Munfordville Kentucky Industrial Development
      2,500,000      7.000%, 06/01/19 LOC Bank One AMT...................      NR/A+            2,615,625


                  Shelbyville Kentucky Certificates of Participation
$       625,000      5.000%, 10/01/22....................................      A2/NR        $     661,719
                                                                                            -------------
                                                                                               16,825,410
                                                                                            -------------
                  HOSPITALS (5.4%)
                  -------------------------------------------------------
                  Jefferson County Kentucky Health Facilities Revenue
        240,000      5.000%, 10/01/12 MBIA Insured.......................     Aaa/AAA             255,600
      1,500,000      5.650%, 01/01/17 AMBAC Insured......................     Aaa/AAA           1,635,000
      2,200,000      5.250%, 05/01/17....................................      NR/A             2,249,500
      2,765,000      5.125%, 10/01/17 AMBAC Insured ETM..................     Aaa/AAA           2,941,269
        250,000      5.125%, 10/01/18 MBIA Insured ETM...................     Aaa/AAA             270,000
                  Kentucky Development Finance Authority Hospital
                     Revenue
      1,375,000      6.125%, 02/01/12 FSA Insured........................     Aaa/AAA           1,406,721
      2,790,000      5.000%, 08/15/15 MBIA Insured.......................     Aaa/AAA           2,884,162
      3,000,000      5.900%, 12/01/15 FGIC Insured.......................     Aaa/AAA           3,165,540
                                                                                            -------------
                                                                                               14,807,792
                                                                                            -------------
                  HOUSING (11.8%)
                  -------------------------------------------------------
                  Greater Kentucky Housing Assistance Corp.
                     Multi-Family Housing Revenue
        320,000      6.300%, 07/01/15 MBIA Insured.......................     Aaa/AAA             328,701
        275,000      6.400%, 07/01/23 MBIA Insured.......................     Aaa/AAA             282,299
                  Kentucky Housing Corp. Housing Revenue
      1,660,000      5.400%, 07/01/14....................................     Aaa/AAA           1,722,516
      1,150,000      6.250%, 07/01/15 AMT................................     Aaa/AAA           1,200,312
        315,000      6.100%, 07/01/16 AMT................................     Aaa/AAA             329,962
        715,000      6.400%, 01/01/17....................................     Aaa/AAA             741,813
        260,000      5.550%, 07/01/18 AMT................................     Aaa/AAA             266,500
      1,565,000      5.800%, 01/01/19....................................     Aaa/AAA           1,596,300
      2,000,000      5.600%, 07/01/20 AMT................................     Aaa/AAA           2,050,000
      1,000,000      5.350%, 01/01/21 AMT................................     Aaa/AAA           1,013,750
        285,000      4.900%, 07/01/21 AMT................................     Aaa/AAA             276,450
      6,075,000      5.450%, 07/01/22 AMT +..............................     Aaa/AAA           6,234,469
        245,000      5.200%, 07/01/22....................................     Aaa/AAA             251,738

$       300,000      5.100%, 07/01/22 AMT ++.............................     Aaa/AAA       $     301,125
      4,040,000      5.250%, 07/01/22 AMT................................     Aaa/AAA           4,125,850
      4,140,000      5.200%, 07/01/25 AMT ++.............................     Aaa/AAA           4,171,050
        275,000      5.375%, 07/01/27....................................     Aaa/AAA             281,188
      4,175,000      6.300%, 01/01/28 AMT................................     Aaa/AAA           4,326,344
        355,000      6.375%, 07/01/28 AMT................................     Aaa/AAA             368,312
      1,910,000      6.250%, 07/01/28 AMT................................     Aaa/AAA           1,979,238
        570,000      5.550%, 07/01/33....................................     Aaa/AAA             583,537
                                                                                            -------------
                                                                                               32,431,454
                                                                                            -------------
                  POLLUTION CONTROL REVENUE (2.9%)
                  -------------------------------------------------------
                  Boone County Kentucky Pollution Control
                     (Dayton Power & Light)
      4,000,000      6.500%, 11/15/22....................................     A2/BBB+           4,099,360
                  Jefferson County Kentucky Pollution
                     Control (E.ON AG -LGE Energy)
      3,800,000      5.900%, 04/15/23....................................      A1/A-            3,899,750
                                                                                            -------------
                                                                                                7,999,110
                                                                                            -------------
                  SCHOOLS (13.8%)
                  -------------------------------------------------------
                  Beechwood, Kentucky Independent School
                     District Finance Corp.
        180,000      5.650%, 03/01/20....................................     Aa3/NR              195,750
                  Boone County Kentucky School District
                     Finance Corp. School Building
        660,000      5.000%, 06/01/15....................................     Aa3/NR              700,425
        225,000      5.250%, 08/01/15....................................     Aa3/NR              245,531
        285,000      5.700%, 02/01/16....................................     Aa3/NR              319,200
      2,295,000      5.700%, 05/01/18 Pre-Refunded.......................     Aa3/NR            2,374,637
      1,000,000      5.375%, 08/01/20 FSA Insured........................     Aaa/NR            1,072,500
                  Boyd County Kentucky School District Finance Corp.
      1,025,000      5.000%, 10/01/15....................................     AA3/NR            1,087,781
        575,000      5.375%, 10/01/17....................................     Aa3/NR              620,281
                  Campbell County Kentucky School
                     District Finance Corp.
        350,000      5.100%, 02/01/12....................................     Aa3/NR              362,225


                  Christian County Kentucky School District Finance Corp.
$       500,000      5.000%, 06/01/09....................................     Aa3/NR        $     549,375
                  Fayette County School Building
      1,780,000      5.700%, 12/01/16....................................     Aa3/AA-           1,973,575
                  Floyd County Kentucky School Building
        250,000      5.000%, 12/01/09....................................     Aa3/NR              278,438
                  Grayson County Kentucky School Building Revenue
      1,940,000      6.000%, 01/01/15....................................     Aa3/NR            2,150,975
                  Hardin County School District Finance Corp.
        100,000      5.500%, 02/01/17....................................     Aa3/NR              109,250
                  Jefferson County Kentucky School District
                     Finance Corp. School Building
      1,295,000      5.300%, 07/01/12 MBIA Insured.......................     Aaa/AAA           1,406,694
        750,000      5.300%, 01/01/13 FSA Insured........................     Aaa/AAA             849,375
        695,000      5.125%, 11/01/14 FSA Insured........................     Aaa/AAA             741,044
        465,000      5.300%, 07/01/15 MBIA Insured.......................     Aaa/AAA             498,712
      3,195,000      5.125%, 02/01/16 MBIA Insured.......................     Aaa/AAA           3,354,750
        250,000      5.250%, 07/01/16 FSA Insured........................     Aaa/AAA             270,312
                  Kenton County, Kentucky School District
      1,760,000      5.375%, 03/01/15....................................      NR/A+            1,909,600
        920,000      5.000%, 04/01/16....................................     Aa3/NR              982,100
      1,055,000      5.000%, 04/01/17....................................     Aa3/NR            1,118,300
        605,000      5.000%, 04/01/19....................................     Aa3/NR              632,981
                  Kentucky Econ. Dev. Fin. Auth. College Rev.
                     Centre College
      1,230,000      5.000%, 04/01/17 FSA Insured........................     Aaa/AAA           1,306,875
      1,675,000      5.000%, 04/01/19 FSA Insured........................     Aaa/AAA           1,754,563
                  Larue County Kentucky School District Finance Corp.
        350,000      5.000%, 08/01/26....................................     Aa3/NR              355,687
                  Lexington-Fayette Urban County Government
                     Project Transylvania University
      1,250,000      5.125%, 08/01/18 MBIA Insured.......................     Aaa/AAA           1,317,188
                  Lexington-Fayette Urban County Government

                     Project U.K. Library
$       725,000      5.000%, 11/01/15 MBIA Insured.......................     Aaa/AAA       $     773,031
        205,000      5.000%, 11/01/18 MBIA Insured.......................     Aaa/AAA             213,969
                  Meade County Kentucky School District Finance Corp.
        400,000      5.700%, 07/01/15....................................     Aa3/NR              441,000
        500,000      6.000%, 07/01/16....................................     Aa3/NR              556,250
                  Middlesboro Kentucky Independent School District
                     Finance Corp.
        100,000      6.100%, 08/01/16....................................     Aa3/NR              111,875
                  Nelson County Kentucky School Building
      1,820,000      5.750%, 04/01/15....................................     Aa3/NR            1,990,625
                  Scott County Kentucky School Building
      2,750,000      5.900%, 06/01/18 Pre-Refunded.......................     Aaa/AAA           3,090,312
                  Taylor County Kentucky School Building
        280,000      6.000%, 08/01/16....................................     Aa3/NR              312,200
        175,000      5.250%, 06/01/19....................................     Aa3/NR              186,812
                  University of Kentucky Revenue
      1,335,000      5.000%, 05/01/16 FGIC Insured.......................     Aaa/AAA           1,410,094
        385,000      5.000%, 06/01/18 FSA insured........................     Aaa/AAA             402,325
                                                                                            -------------
                                                                                               38,026,617
                                                                                            -------------
                  TRANSPORTATION (5.6%)
                  -------------------------------------------------------
                  Kenton Kentucky Airport Board
        800,000      5.000%, 03/01/08 MBIA Insured AMT...................     Aaa/AAA             866,000
        500,000      5.625%, 03/01/13 MBIA Insured AMT...................     Aaa/AAA             553,750
        750,000      5.625%, 03/01/14 MBIA Insured AMT...................     Aaa/AAA             825,938
                  Kentucky Interlocal School Transportation Authority
        150,000      5.100%, 03/01/05....................................     Aa3/A+              161,250
        145,000      5.400%, 06/01/17....................................      NR/A+              146,894
        600,000      6.000%, 12/01/20....................................      NR/A+              610,536
        300,000      5.800%, 12/01/20....................................      NR/A+              305,286
        400,000      5.650%, 12/01/20....................................      NR/A+              406,436
        350,000      5.600%, 12/01/20....................................      NR/A+              355,593

                  Kentucky State Turnpike Auth. Econ. Dev. &
                     Resource Recovery Road Revenue
$       120,000      8.500%, 07/01/06....................................     Aa3/A+        $     145,650
      1,000,000      6.500%, 07/01/08 AMBAC Insured......................     Aaa/AAA           1,188,750
      1,010,000      5.500%, 07/01/11 AMBAC Insured......................     Aaa/AAA           1,049,037
      1,000,000      5.625%, 07/01/12 FSA Insured........................     Aaa/AAA           1,141,250
        200,000      5.625%, 07/01/13 FSA Insured........................     Aaa/AAA             225,750
        250,000      5.200%, 07/01/14 FSA Insured........................     Aaa/AAA             273,125
        500,000      5.625%, 07/01/14 FSA Insured........................     Aaa/AAA             563,750
      2,760,000      5.625%, 07/01/15 AMBAC Insured, Pre-Refunded........     Aaa/AAA           3,094,650
        940,000      5.625%, 07/01/15 AMBAC Insured......................     Aaa/AAA           1,017,550
        450,000      5.250%, 07/01/15 FSA Insured........................     Aaa/AAA             490,500
        440,000      5.100%, 07/01/18 FSA Insured........................     Aaa/AAA             465,300
                  Louisville-Jefferson Co. Regional Airport
      1,000,000      5.750%, 07/01/15 FSA Insured AMT....................     Aaa/AAA           1,103,750
        275,000      5.375%, 07/01/23 FSA Insured AMT....................     Aaa/AAA             282,562
                                                                                            -------------
                                                                                               15,273,307
                                                                                            -------------
                  UTILITIES (12.1%)
                  -------------------------------------------------------
                  Campbell & Kenton Counties
        100,000      5.000%, 08/01/18 FGIC Insured AMT...................     Aaa/AAA             104,875
                  Hardin County, Kentucky Water District
      1,000,000      5.900%, 01/01/25 MBIA Insured.......................     Aaa/AAA           1,092,500
                  Kenton County Kentucky Water District Water/Sewer
      1,000,000      6.000%, 02/01/17 FGIC Insured Pre-Refunded..........     Aaa/AAA           1,033,390
                  Lexington-Fayette Urban County Government Sewer System
      1,000,000      5.000%, 07/01/19....................................     Aa3/AA            1,050,000
                  Louisville and Jefferson County Kentucky
                     Metropolitan Sewer District
      1,000,000      5.000%, 05/15/12 FGIC Insured.......................     Aaa/AAA           1,080,000
      2,565,000      5.375%, 05/15/17 MBIA Insured.......................     Aaa/AAA           2,824,706
      3,325,000      5.300%, 05/15/19 MBIA Insured.......................     Aaa/AAA           3,403,769
      1,410,000      5.400%, 05/15/22 FGIC Insured.......................     Aaa/AAA           1,473,450
      4,095,000      5.500%, 05/15/23 MBIA Insured.......................     Aaa/AAA           4,205,360
        120,000      6.250%, 05/15/26 MBIA Insured.......................     Aaa/AAA             137,700

                  Louisville Kentucky Waterworks Board Water
$     1,000,000      5.250%, 11/15/16 FSA Insured........................     Aaa/AAA       $   1,081,250
      1,000,000      5.250%, 11/15/17 FSA Insured........................     Aaa/AAA           1,075,000
      2,335,000      5.250%, 11/15/18 FSA Insured........................     Aaa/AAA           2,498,450
      6,600,000      5.250%, 11/15/22 FSA Insured........................     Aaa/AAA           6,872,250
      2,415,000      5.250%, 11/15/24 FSA Insured........................     Aaa/AAA           2,502,544
                  Northern Kentucky Water District
      1,015,000      5.000%, 02/01/27 FGIC Insured.......................     Aaa/NR            1,032,762
                  Owensboro-Davies County Water District
        600,000      5.000%, 01/01/13 AMBAC Insured......................     Aaa/AAA             642,000
                  Owensboro, Kentucky Electric and Power
      1,000,000      5.000%, 01/01/20 FSA Insured........................     Aaa/AAA           1,035,000
                                                                                            -------------
                                                                                               33,145,006
                                                                                            -------------
                       Total Revenue Bonds...............................                     272,149,294
                                                                                            -------------

                  Total Investments (cost $262,973,765*).................   100.5%            275,896,763
                  Other assets less liabilities..........................    (0.5)             (1,449,804)
                                                                            ------          -------------
                  Net Assets.............................................   100.0%          $ 274,446,959
                                                                            ======          =============

                  *     See notes 2f and 4.

                  + A portion of this security is pledged as collateral for the Fund's when-issued commitment.

                  ++    Security traded on a "when-issued" basis (see note 9).

                            PORTFOLIO ABBREVIATIONS:

                  AMBAC   -   American Municipal Bond Assurance Corp.
                  AMT     -   Alternative Minimum Tax
                  ETM     -   Escrowed To Maturity
                  FGIC    -   Financial Guaranty Insurance Co.
                  FSA     -   Financial Security Assurance
                  LOC     -   Letter of Credit
                  MBIA    -   Municipal Bond Investors Assurance Corp.

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002

ASSETS
   Investments at value (cost $262,973,765 ) ................    $ 275,896,763
   Cash .....................................................          181,330
   Interest receivable ......................................        4,057,936
   Receivable for investment securities sold ................          965,000
   Receivable for Fund shares sold ..........................          108,012
   Other assets .............................................              251
                                                                 -------------
   Total assets .............................................      281,209,292
                                                                 -------------
LIABILITIES
   Payable for investment securities purchased ..............        6,030,081
   Dividends payable ........................................          293,369
   Payable for Fund shares redeemed .........................          241,387
   Distribution fees payable ................................           89,902
   Management fee payable ...................................           27,237
   Accrued expenses .........................................           80,357
                                                                 -------------
   Total liabilities ........................................        6,762,333
                                                                 -------------
NET ASSETS ..................................................    $ 274,446,959
                                                                 =============

   Net Assets consist of:
   Capital Stock - Authorized an unlimited
     number of shares, par value $.01 per share .............    $     257,362
   Additional paid-in capital ...............................      262,332,595
   Net unrealized appreciation on investments (note 4) ......       12,922,998
   Undistributed net investment income ......................          333,920
   Accumulated net realized loss on investments .............       (1,399,916)
                                                                 -------------
                                                                 $ 274,446,959
                                                                 =============

CLASS A
   Net Assets ...............................................    $ 226,013,887
                                                                 =============
   Capital shares outstanding ...............................       21,196,101
                                                                 =============
   Net asset value and redemption price per share ...........    $       10.66
                                                                 =============
   Offering price per share (100/96 of $10.66
     adjusted to nearest cent) ..............................    $       11.10
                                                                 =============

CLASS C
   Net Assets ...............................................    $   4,803,571
                                                                 =============
   Capital shares outstanding ...............................          450,697
                                                                 =============
   Net asset value and offering price per share .............    $       10.66
                                                                 =============
   Redemption price per share (*a charge of 1% is
     imposed on the redemption proceeds of the shares,
     or on the original price, whichever is lower, if
     redeemed during the first 12 months after purchase) ....    $       10.66*
                                                                 =============

CLASS I
   Net Assets ...............................................    $   2,406,548
                                                                 =============
   Capital shares outstanding ...............................          225,751
                                                                 =============
   Net asset value offering and redemption price per share ..    $       10.66
                                                                 =============

CLASS Y
   Net Assets ...............................................    $  41,222,953
                                                                 =============
   Capital shares outstanding ...............................        3,863,627
                                                                 =============
   Net asset value and redemption price per share ...........    $       10.67
                                                                 =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME:

     Interest income ..........................................                        $  13,184,613

Expenses:

     Management fee (note 3) ..................................    $  1,010,893
     Distribution and service fees (note 3) ...................         364,758
     Transfer and shareholder servicing agent fees ............         120,669
     Trustees' fees and expenses (note 8) .....................          93,960
     Legal fees ...............................................          54,546
     Shareholders' reports and proxy statements ...............          51,869
     Audit and accounting fees ................................          31,050
     Custodian fees ...........................................          23,477
     Registration fees and dues ...............................          18,829
     Insurance ................................................           7,861
     Miscellaneous ............................................          19,828
                                                                   ------------
     Total expenses ...........................................       1,797,740

     Expenses paid indirectly (note 6) ........................         (23,144)
                                                                   ------------
     Net expenses .............................................                            1,774,596
                                                                                       -------------
     Net investment income ....................................                           11,410,017


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

     Net realized gain (loss) from securities transactions ....         773,552
     Change in unrealized appreciation on investments .........       7,631,648
                                                                   ------------
     Net realized and unrealized gain (loss) on investments ...                            8,405,200
                                                                                       -------------
     Net change in net assets resulting from operations .......                        $  19,815,217
                                                                                       =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                  YEAR ENDED          YEAR ENDED
                                                               DECEMBER 31, 2002   DECEMBER 31, 2001
                                                               -----------------   -----------------
OPERATIONS:
   Net investment income ...................................    $  11,410,017       $  10,828,727
   Net realized gain (loss) from securities transactions ...          773,552             685,773
   Change in unrealized appreciation on investments ........        7,631,648          (2,726,957)
                                                                -------------       -------------
      Change in net assets from operations .................       19,815,217           8,787,543
                                                                -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 10):
   Class A Shares:
   Net investment income ...................................       (9,598,236)         (9,652,185)

   Class C Shares:
   Net investment income ...................................         (146,784)           (102,324)

   Class I Shares:
   Net investment income ...................................          (86,355)            (19,875)

   Class Y Shares:
   Net investment income ...................................       (1,537,493)         (1,006,963)
                                                                -------------       -------------
      Change in net assets from distributions ..............      (11,368,868)        (10,781,347)
                                                                -------------       -------------

CAPITAL SHARE TRANSACTIONS (NOTE 7):
   Proceeds from shares sold ...............................       52,239,557          32,406,399
   Reinvested dividends and distributions ..................        5,609,442           5,076,827
   Cost of shares redeemed .................................      (23,818,330)        (18,015,538)
                                                                -------------       -------------
   Change in net assets from capital share transactions ....       34,030,669          19,467,688
                                                                -------------       -------------
   Change in net assets ....................................       42,477,018          17,473,884

NET ASSETS:
   Beginning of period .....................................      231,969,941         214,496,057
                                                                -------------       -------------
   End of period* ..........................................    $ 274,446,959       $ 231,969,941
                                                                =============       =============
   * Includes undistributed net investment income of:           $     333,920       $     292,771
                                                                =============       =============

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

     Churchill Tax-Free Fund of Kentucky (the "Fund"), a non-diversified, open-end investment company, was organized in March, 1987 as a Massachusetts business trust and commenced operations on May 21, 1987. The Fund is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Fund began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual distribution fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. Class C Shares together with a pro-rata portion of all Class C Shares acquired through reinvestment of dividends and other distributions paid in additional Class C Shares, automatically convert to Class A Shares after 6 years. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On April 30, 1998, the Fund established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. Class I shares carry a distribution fee and a service fee. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services. In the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue and market discount.

c) FEDERAL INCOME TAXES: It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Fund intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

f) NEW ACCOUNTING PRONOUNCEMENT: In November 2000, the AICPA issued a revised audit and accounting guide, AUDITS OF INVESTMENT COMPANIES, which is effective for fiscal years beginning after December 15, 2000. The revised Guide requires the Fund to amortize premium and discounts on all fixed-income securities. The Fund elected to adopt this requirement effective January 1, 2001. This change does not affect the Fund's net asset value, but does change the classification of certain amounts in the statement of operations. The Fund recorded an adjustment to increase the cost of securities and increase accumulated undistributed net investment income by $245,182 to reflect the cumulative effect of this change up to the date of adoption.

3. FEES AND RELATED PARTY TRANSACTIONS

a) MANAGEMENT ARRANGEMENTS:

     Aquila Management Corporation (the "Manager"), the Fund's founder and sponsor, serves as the Manager for the Fund under an Advisory and Administration Agreement with the Fund. Under the Advisory and Administration Agreement, the Manager provides all administrative services to the Fund. The Manager's services include providing the office of the Fund and all related services as well as overseeing the activities of all the various support organizations to the Fund such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor and additionally maintaining the Fund's accounting books and records. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Fund's average net assets.

     Specific details as to the nature and extent of the services provided by the Manager are more fully defined in the Fund's Prospectus and Statement of Additional Information.

b) DISTRIBUTION AND SERVICE FEES:

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Fund is authorized to make service fee payments to broker-dealers ("Qualified Recipients") or others selected by Aquila Distributors, Inc. (the "Distributor") including, but not limited to, any principal underwriter of the Fund, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Fund's shares or servicing of shareholder accounts. The Fund makes payment of this service fee at the annual rate of 0.15% of the Fund's average net assets represented by Class A Shares. For the year ended December 31, 2002, service fees on Class A Shares amounted to $320,209 of which the Distributor retained $9,081.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Fund's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Fund's average net assets represented by Class C Shares and for year ended December 31, 2002, amounted to $30,419. In addition, under a Shareholder Services Plan, the Fund is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Fund's average net assets represented by Class C Shares and for the year ended December 31, 2002, amounted to $10,139. The total of these payments with respect to Class C Shares amounted to $40,558 of which the Distributor retained $6,387.

     Under another part of the Plan, the Fund is authorized to make payments with respect to Class I Shares to Qualified Recipients. Class I payments, under the Plan, may not exceed for any fiscal year of the Fund a rate (currently 0.20%), set from time to time by the Board of Trustees, of not more than 0.25% of the average annual net assets represented by the Class I Shares. In addition, Class I has a Shareholder Services Plan under which it may pay service fees (currently 0.15%) of not more than 0.25% of the average annual net assets represented by Class I Shares. That is, the total payments under both plans will not exceed 0.50% of such net assets. For the year ended December 31, 2002, these payments were made at the average annual rate of 0.35% of such net assets and amounted to $6,984 of which $3,991 related to the Plan and $2,993 related to the Shareholder Services Plan.

     Specific details about the Plans are more fully defined in the Fund's Prospectus and Statement of Additional Information.

     Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Fund's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Fund's shares are sold primarily through the facilities of these dealers having offices within Kentucky, with the bulk of sales commissions inuring to such dealers. For the year ended December 31, 2002, total commissions on sales of Class A Shares amounted to $485,352 of which the Distributor received $35,202.

c) OTHER RELATED PARTY TRANSACTIONS:

     For the year ended December 31, 2002, the Fund incurred $53,971 of legal fees allocable to Hollyer Brady Smith & Hines LLP, counsel to the Fund for legal services in conjunction with the Fund's ongoing operations. The Secretary of the Fund is a Partner of Hollyer Brady Smith & Hines LLP.

4. PURCHASES AND SALES OF SECURITIES

     During the year ended December 31, 2002, purchases of securities and proceeds from the sales of securities aggregated $83,933,713 and $45,766,366, respectively.

     At December 31, 2002, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $262,658,684 amounted to $13,314,786 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $76,707 for a net unrealized appreciation of $13,238,079.

5. PORTFOLIO ORIENTATION

     Since the Fund invests principally and may invest entirely in triple tax-free municipal obligations of issuers within Kentucky, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Kentucky and whatever effects these may have upon Kentucky issuers' ability to meet their obligations.

6. EXPENSES

     The Fund has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Fund expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

7. CAPITAL SHARE TRANSACTIONS

      Transactions in Capital Shares of the Fund were as follows:

                                           YEAR ENDED                           YEAR ENDED
                                         DECEMBER 31, 2002                    DECEMBER 31, 2001
                                  -----------------------------       ------------------------------
                                    SHARES            AMOUNT            SHARES             AMOUNT
                                  ----------       ------------       ----------        ------------
CLASS A SHARES:
   Proceeds from shares sold       2,800,411       $ 29,436,982        1,607,327        $ 16,756,957
   Reinvested distributions          454,110          4,764,701          454,646           4,732,061
   Cost of shares redeemed .      (1,611,194)       (16,933,028)      (1,448,690)        (15,081,445)
                                  ----------       ------------       ----------        ------------
      Net change ...........       1,643,327         17,268,655          613,283           6,407,573
                                  ----------       ------------       ----------        ------------
CLASS C SHARES:
   Proceeds from shares sold         166,058          1,743,988          214,928           2,244,008
   Reinvested distributions            9,211             96,673            6,792              70,675
   Cost of shares redeemed .         (50,063)          (523,419)         (75,362)           (783,618)
                                  ----------       ------------       ----------        ------------
      Net change ...........         125,206          1,317,242          146,358           1,531,065
                                  ----------       ------------       ----------        ------------
CLASS I SHARES:
   Proceeds from shares sold          85,241            895,032          136,639           1,430,892
   Reinvested distributions            7,325             77,007            1,704              17,758
   Cost of shares redeemed .          (5,158)           (53,879)               -                   -
                                  ----------       ------------       ----------        ------------
      Net change ...........          87,408            918,160          138,343*          1,448,650*
                                  ----------       ------------       ----------        ------------
CLASS Y SHARES:
   Proceeds from shares sold       1,918,939         20,163,555        1,148,200          11,974,542
   Reinvested distributions           63,761            671,061           24,640             256,333
   Cost of shares redeemed .        (599,076)        (6,308,004)        (206,468)         (2,150,475)
                                  ----------       ------------       ----------        ------------
     Net change ............       1,383,624         14,526,612          966,372          10,080,400
                                  ----------       ------------       ----------        ------------
Total transactions in Fund
   shares ..................       3,239,565       $ 34,030,669        1,864,356        $ 19,467,688
                                  ==========       ============       ==========        ============

* For the period August 6, 2001 to December 31, 2001.

8. TRUSTEES' FEES AND EXPENSES

     During the fiscal year there were nine trustees, two of whom were affiliated with the Manager and are not paid any trustee fees. Trustee's fees paid during the year were at the annual rate of $6,750 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Fund, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Fund also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting of Shareholders. For the fiscal year ended December 31, 2002 such reimbursements averaged approximately $4,700 per Trustee.

9. SECURITIES TRADED ON A WHEN-ISSUED BASIS

     The Fund may purchase or sell securities on a when-issued basis. When-issued transactions arise when securities are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. Beginning on the date the Fund enters into a when-issued transaction, cash or other liquid securities are segregated in the amount of the when-issued transaction. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other securities.

10. DISTRIBUTIONS

     The Fund declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share, in cash, or in a combination of both, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

     The Fund intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Kentucky income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Fund may not be the same as the Fund's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

     At December 31, 2002, the Fund has a capital loss carryover of $1,394,949, $372,062 of which expires on December 31, 2007 and $1,022,887 will expire on December 31, 2008. This carryover is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. To the extent that this loss carryover is used to offset future realized capital gains, it is probable the gains so offset will not be distributed.

     The tax character of distributions paid by the Fund during its fiscal years ended December 31, 2002 and 2001 is as follows:

      Distributions paid from

                                              YEAR ENDED DECEMBER 31,
                                                2002              2001
                                           ------------       -----------
      Net tax-exempt income                $ 11,355,823       $10,781,347
      Ordinary income                            13,045                 -
      Capital gain                                    -                 -
                                           ------------       -----------
                                           $ 11,368,868       $10,781,347
                                           ============       ===========

      As of December 31, 2002, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income                           $     3,263
      Accumulated net realized loss                            (1,394,949)
      Unrealized appreciation                                  13,238,079
      Undistributed tax-exempt income                              15,576
                                                              -----------
                                                              $11,861,969
                                                              ===========

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A                               CLASS I
                                                     --------------------------------------------------     --------------------
                                                                    YEAR ENDED DECEMBER 31,                              PERIOD
                                                     --------------------------------------------------                   ENDED
                                                      2002       2001       2000       1999       1998       2002      12/31/01(1)
                                                     ------     ------     ------     ------     ------     ------     -----------
Net asset value, beginning of period ..........      $10.31     $10.40     $10.09     $10.81     $10.81     $10.31       $10.44
                                                     ------     ------     ------     ------     ------     ------       ------
Income (loss) from investment operations:
   Net investment income + ....................       0.47       0.50       0.52       0.52       0.53       0.46         0.19
   Net gain (loss) on securities (both
      realized and unrealized) ................       0.35      (0.09)      0.31      (0.68)      0.01       0.35        (0.13)
                                                     ------     ------     ------     ------     ------     ------       ------
   Total from investment operations ...........       0.82       0.41       0.83      (0.16)      0.54       0.81         0.06
                                                     ------     ------     ------     ------     ------     ------       ------
Less distributions (note 10):
   Dividends from net investment income .......      (0.47)     (0.50)     (0.52)     (0.53)     (0.53)     (0.46)       (0.19)
   Distributions from capital gains ...........        -          -          -        (0.03)     (0.01)       -            -
                                                     ------     ------     ------     ------     ------     ------       ------
   Total distributions ........................      (0.47)     (0.50)     (0.52)     (0.56)     (0.54)     (0.46)       (0.19)
                                                     ------     ------     ------     ------     ------     ------       ------
Net asset value, end of period ................      $10.66     $10.31     $10.40     $10.09     $10.81     $10.66       $10.31
                                                     ======     ======     ======     ======     ======     ======       ======
Total return (not reflecting sales charge) ....       8.15%      4.02%      8.45%     (1.51)%     5.13%      7.98%       0.58%++

Ratios/supplemental data
   Net assets, end of period (in thousands) ...     $226,014   $201,604   $196,890   $205,842   $229,667    $2,407       $1,426
   Ratio of expenses to average net assets ....       0.72%      0.72%      0.74%      0.72%      0.73%      0.87%        0.83%*
   Ratio of net investment income to
     average net assets .......................       4.50%      4.82%      5.10%      4.95%      4.89%      4.32%        4.47%*
   Portfolio turnover rate ....................      18.27%     21.44%      6.61%      6.35%     12.79%     18.27%      21.44%++

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average net assets ....       0.71%      0.70%      0.73%      0.71%      0.72%      0.86%       0.82%*

----------
(1)   For the period August 6, 2001 to December 31, 2001.

+     Per share amounts have been calculated using the monthly average shares method.
++    Not annualized.
*     Annualized.
Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                 See accompanying notes to financial statements.

                       CHURCHILL TAX-FREE FUND OF KENTUCKY
                        FINANCIAL HIGHLIGHTS (CONTINUED)

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        CLASS C
                                                    ----------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------
                                                     2002      2001      2000      1999      1998
                                                    ------    ------    ------    ------    ------
Net asset value, beginning of period .........      $10.31    $10.39    $10.08    $10.81    $10.81
                                                    ------    ------    ------    ------    ------
Income (loss) from investment operations:
   Net investment income + ...................       0.38      0.41      0.43      0.43      0.44
   Net gain (loss) on securities (both
      realized and unrealized) ...............       0.35     (0.08)     0.31     (0.69)     0.01
                                                    ------    ------    ------    ------    ------
   Total from investment operations ..........       0.73      0.33      0.74     (0.26)     0.45
                                                    ------    ------    ------    ------    ------
Less distributions (note 10):
   Dividends from net investment income ......      (0.38)    (0.41)    (0.43)    (0.44)    (0.44)
   Distributions from capital gains ..........        -         -         -       (0.03)    (0.01)
                                                    ------    ------    ------    ------    ------
   Total distributions .......................      (0.38)    (0.41)    (0.43)    (0.47)    (0.45)
                                                    ------    ------    ------    ------    ------
Net asset value, end of period ...............      $10.66    $10.31    $10.39    $10.08    $10.81
                                                    ======    ======    ======    ======    ======

Total return (not reflecting sales charge) ...       7.23%     3.24%     7.54%    (2.45)%    4.24%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .........................      $4,804    $3,355    $1,861    $1,932    $  949
   Ratio of expenses to average
      net assets .............................       1.56%     1.56%     1.59%     1.56%     1.59%
   Ratio of net investment income
      to average net assets ..................       3.62%     3.92%     4.24%     4.09%     4.04%
   Portfolio turnover rate ...................      18.27%    21.44%     6.61%     6.35%    12.79%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
     net assets ..............................       1.55%     1.55%     1.58%     1.55%     1.57%

                                                                       CLASS Y
                                                    ----------------------------------------------
                                                                 YEAR ENDED DECEMBER 31,
                                                    ----------------------------------------------
                                                     2002      2001      2000      1999     1998
                                                    ------    ------    ------    ------    ------
Net asset value, beginning of period .........      $10.32    $10.40    $10.09    $10.82    $10.82
                                                    ------    ------    ------    ------    ------
Income (loss) from investment operations:
   Net investment income + ...................       0.49      0.51      0.53      0.53      0.54
   Net gain (loss) on securities (both
     realized and unrealized) ................       0.35     (0.07)     0.32     (0.69)     0.02
                                                    ------    ------    ------    ------    ------
   Total from investment operations ..........       0.84      0.44      0.85     (0.16)     0.56
                                                    ------    ------    ------    ------    ------
Less distributions (note 10):
   Dividends from net investment income ......      (0.49)    (0.52)    (0.54)    (0.54)    (0.55)
   Distributions from capital gains ..........        -         -         -       (0.03)    (0.01)
                                                    ------    ------    ------    ------    ------
   Total distributions .......................      (0.49)    (0.52)    (0.54)    (0.57)    (0.56)
                                                    ------    ------    ------    ------    ------
Net asset value, end of period ...............      $10.67    $10.32    $10.40    $10.09    $10.82
                                                    ======    ======    ======    ======    ======
Total return (not reflecting sales charge) ...       8.30%     4.28%     8.62%    (1.46)%    5.26%

Ratios/supplemental data
   Net assets, end of period
      (in thousands) .........................     $41,223   $25,585   $15,745   $13,346   $14,335
   Ratio of expenses to average
      net assets .............................       0.57%     0.57%     0.59%     0.57%     0.58%
   Ratio of net investment income
      to average net assets ..................       4.63%     4.94%     5.25%     5.09%     5.03%
   Portfolio turnover rate ...................      18.27%    21.44%     6.61%     6.35%    12.79%

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

   Ratio of expenses to average
      net assets .............................       0.56%     0.55%     0.58%     0.56%     0.57%

----------
+ Per share amounts have been calculated using the monthly average shares method.
Note: Effective September 11, 1995, Banc One Investment Advisors Corporation became the Fund's Investment Adviser replacing PNC Bank, Kentucky, Inc. and effective on May 1, 1998, pursuant to new management arrangements, was appointed as the Fund's Investment Sub-Adviser. On July 1, 2000, Aquila Management Corporation was appointed as the Fund's Investment adviser.

                 See accompanying notes to financial statements.

ADDITIONAL INFORMATION (UNAUDITED)

TRUSTEES(1)
AND OFFICERS

                                                                                       NUMBER OF
                            POSITIONS                                                 PORTFOLIOS
                            HELD WITH                                                  IN FUND
NAME,                       FUND AND              PRINCIPAL                            COMPLEX           OTHER
ADDRESS(2)                  LENGTH OF             OCCUPATION(S)                        OVERSEEN          DIRECTORSHIPS
AND DATE OF BIRTH           SERVICE(3)            DURING PAST 5 YEARS                 BY TRUSTEE         HELD BY TRUSTEE
-----------------           ----------            -------------------                 ----------         ---------------

INTERESTED TRUSTEES(4)

Lacy B. Herrmann            Chairman of the       Founder and Chairman of the             12             Director or trustee, OCC
New York, NY                Board of Trustees     Board, Aquila Management                               Cash Reserves, Inc., OCC
(05/12/29)                  since 1987            Corporation, the sponsoring                            Accumulation Trust,
                                                  organization and Manager or                            Oppenheimer Quest
                                                  Administrator and/or Adviser                           Value Funds Group,
                                                  or Sub-Adviser to each fund of                         Oppenheimer Small Cap
                                                  the Aquila(SM) Group of Funds(5)                       Value Fund, Oppenheimer
                                                  and Founder, Chairman of the                           Midcap Fund, and
                                                  Board of Trustees and                                  Oppenheimer Rochester
                                                  (currently or until 1998)                              Group of Funds.
                                                  President of each since its
                                                  establishment, beginning in
                                                  1984; Director of the
                                                  Distributor since 1981 and
                                                  formerly Vice President or
                                                  Secretary, 1981-1998;
                                                  President and a Director, STCM
                                                  Management Company, Inc.,
                                                  sponsor and investment adviser
                                                  to Capital Cash Management
                                                  Trust since 1973; Trustee
                                                  Emeritus, Brown University and
                                                  active in university, school
                                                  and charitable organizations.

Diana P. Herrmann           Trustee since         President and Chief Operating            7             None
New York, NY                1995 and              Officer of the Manager since
(02/25/58)                  President since       1997, a Director since 1984,
                            1999                  Secretary since 1986 and
                                                  previously its Executive Vice
                                                  President, Senior Vice
                                                  President or Vice President,
                                                  1986-1997; President, Senior
                                                  Vice President or Executive
                                                  Vice President of funds in the
                                                  Aquila(SM) Group of Funds since
                                                  1986; Director of the
                                                  Distributor since 1997;
                                                  trustee, Reserve Money-Market
                                                  Funds, 1999-2000 and Reserve
                                                  Private Equity Series, 1998-
                                                  2000; active in mutual fund
                                                  and trade organizations and in
                                                  charitable and volunteer
                                                  organizations.

NON-INTERESTED TRUSTEES

Thomas A. Christopher       Trustee since         Vice President of Robinson,              1             None
Danville, KY                1992                  Hughes & Christopher, C.P.A.s,
(12/19/47)                                        P.S.C., since 1977; President,
                                                  A Good Place for Fun, Inc., a
                                                  sports facility, since 1987;
                                                  active member of the American
                                                  Institute of Certified Public
                                                  Accountants.

Douglas Dean                Trustee since         Founder and Chairman of the              1             None
Lexington, KY               1987                  Board of Directors, Dean,
(03/21/49)                                        Dorton & Ford P.S.C., a public
                                                  accounting firm, since 1982;
                                                  active as an officer and
                                                  member of various charitable
                                                  and community organizations.

Carroll F. Knicely          Trustee since         President, Associated                   1              West Kentucky
Glasgow, KY                 1998                  Publications Inc, Glasgow,                             Corporation; South Gate
(12/08/28)                                        Kentucky; director and member,                         Plaza, Inc.; Knicely and
                                                  Executive Board of West                                Knicely, Inc.
                                                  Kentucky Corporation and
                                                  director and
                                                  Secretary-Treasurer, South
                                                  Gate Plaza, Inc. (owner and
                                                  developer of shopping centers
                                                  and commercial real estate);
                                                  director, Vice President and
                                                  Treasurer, Knicely and
                                                  Knicely, Inc. (owner and
                                                  developer of rental properties
                                                  and residential real estate);
                                                  former trustee, Cambellsville
                                                  University; formerly Secretary
                                                  of Commerce and Commissioner
                                                  of Commerce, Commonwealth of
                                                  Kentucky.

Theodore T. Mason           Trustee since         Executive Director, East Wind           6              Trustee, OCC
New York, NY                1992                  Power Partners LTD since 1994                          Accumulation Trust.
(11/24/35)                                        and Louisiana Power Partners,
                                                  LLC since 1999; President,
                                                  Alumni Association of SUNY
                                                  Maritime College since 2002
                                                  (First Vice President,
                                                  2000-2001, Second Vice
                                                  President, 1998-2000) and
                                                  director of the same
                                                  organization since 1997;
                                                  Director, STCM Management
                                                  Company, Inc., since 1973;
                                                  twice national officer of
                                                  Naval Reserve Association,
                                                  commanding officer of four
                                                  naval reserve units and
                                                  Captain, USNR (Ret); director,
                                                  The Navy League of the United
                                                  States New York Council since
                                                  2002; trustee, The Maritime
                                                  Industry Museum at Fort
                                                  Schuyler and the Maritime
                                                  College at Fort Schuyler
                                                  Foundation, Inc. since 2000.

Anne J. Mills               Trustee since         President, Loring Consulting            5              None
Castle Rock, CO             1987                  Company since 2001; Vice
(12/23/38)                                        President for Business
                                                  Affairs, Ottawa University,
                                                  1992-2001; IBM Corporation,
                                                  1965-1991; Budget Review
                                                  Officer, the American Baptist
                                                  Churches/USA, 1994-1997;
                                                  director, the American Baptist
                                                  Foundation since 1985 and
                                                  Trustee Emerita, Brown
                                                  University.

William J. Nightingale      Trustee since         Retired; formerly                       2              Ring's End, Inc.
Rowayton, CT                1993                  Chairman, founder (1975) and
(09/16/29)                                        Senior Advisor until 2000 of
                                                  Nightingale & Associates,
                                                  L.L.C., a general management
                                                  consulting firm focusing on
                                                  interim management,
                                                  divestitures, turnaround of
                                                  troubled companies, corporate
                                                  restructuring and financial
                                                  advisory services.


James R. Ramsey             Trustee since         President, University of                1              None
Louisville, KY              1987                  Louisville since Nov. 2002;
(11/14/48)                                        Professor of Economics,
                                                  University of Louisville,
                                                  1999-present; Kentucky
                                                  Governor's Senior Policy
                                                  Advisor and State Budget
                                                  Director, 1999-2002; Vice
                                                  Chancellor for Finance and
                                                  Administration, the University
                                                  of North Carolina at Chapel
                                                  Hill, 1998 to 1999; previously
                                                  Vice President for Finance and
                                                  Administration at Western
                                                  Kentucky University, State
                                                  Budget Director for the
                                                  Commonwealth of Kentucky,
                                                  Chief State Economist and
                                                  Executive Director for the
                                                  Office of Financial Management
                                                  and Economic Analysis for the
                                                  Commonwealth of Kentucky,
                                                  Adjunct Professor at the
                                                  University of Kentucky,
                                                  Associate Professor at Loyola
                                                  University-New Orleans and
                                                  Assistant Professor at Middle
                                                  Tennessee State University.

OFFICERS

Thomas S. Albright          Senior Vice           Senior Vice President and               N/A            N/A
Louisville, KY              President since       Portfolio Manager, Churchill
(07/26/52)                  2000                  Tax-Free Fund of Kentucky
                                                  since July 2000; Vice
                                                  President and Co-portfolio
                                                  manager, Tax-Free Fund For
                                                  Utah since 2001; Vice
                                                  President and Portfolio
                                                  Manager, Banc One Investment
                                                  Advisors, Inc., 1994-2000.

Jerry G. McGrew             Senior Vice           President of the Distributor            N/A            N/A
New York, NY                President since       since 1998, Registered
(06/18/44)                  1994                  Principal since 1993, Senior
                                                  Vice President, 1997-1998 and
                                                  Vice President, 1993-1997;
                                                  Senior Vice President, Aquila
                                                  Rocky Mountain Equity Fund and
                                                  five Aquila Bond Funds and
                                                  Vice President, Churchill Cash
                                                  Reserves Trust, 1995-2001.

James M. McCullough         Vice President        Senior Vice President or Vice           N/A            N/A
Portland, OR                since 2000            President of Aquila Rocky
(06/11/45)                                        Mountain Equity Fund and four
                                                  Aquila Bond Funds; Senior Vice
                                                  President of the Distributor
                                                  since 2000; Director of Fixed
                                                  Income Institutional Sales,
                                                  CIBC Oppenheimer & Co. Inc.,
                                                  Seattle, WA, 1995-1999.

Jason T. McGrew             Vice President        Vice President, Churchill               N/A            N/A
Elizabethtown, KY           since 2001            Tax-Free Fund of Kentucky
(08/14/71)                                        since 2001, Assistant Vice
                                                  President, 2000-2001;
                                                  Investment Broker with Raymond
                                                  James Financial Services
                                                  1999-2000 and with J.C.
                                                  Bradford and Company 1997-
                                                  1999; Associate Broker at
                                                  Prudential Securities
                                                  1996-1997.

Rose F. Marotta             Chief Financial       Chief Financial Officer of the          N/A            N/A
New York, NY                Officer since 1991    Aquila(SM) Group of Funds since
(05/08/24)                                        1991 and Treasurer, 1981-1991;
                                                  Treasurer and Director, STCM
                                                  Management Company, Inc.,
                                                  since 1974; Treasurer of the
                                                  Manager since 1984 and of the
                                                  Distributor, 1985-2000.

Joseph P. DiMaggio          Treasurer since       Treasurer of the Aquila(SM)             N/A            N/A
New York, NY                2000                  Group of Funds and the
(11/06/56)                                        Distributor since 2000;
                                                  Controller, Van Eck Global
                                                  Funds, 1993-2000.

Edward M. W. Hines          Secretary since       Partner, Hollyer Brady Smith &          N/A            N/A
New York, NY                1987                  Hines LLP, legal counsel to
(12/16/39)                                        the Fund, since 1989;
                                                  Secretary of the Aquila(SM)
                                                  Group of Funds.

Robert W. Anderson          Assistant Secretary   Compliance Officer of the               N/A            N/A
New York, NY                since 2000            Manager since 1998 and
(08/23/40)                                        Assistant Secretary of the
                                                  Aquila(SM) Group of Funds since
                                                  2000; trustee, Alpha
                                                  Strategies Fund since July,
                                                  2002; Consultant, The
                                                  Wadsworth Group, 1995-1998.

John M. Herndon             Assistant Secretary   Assistant Secretary of the              N/A            N/A
New York, NY                since 1995            Aquila(SM) Group of Funds since
(12/17/39)                                        1995 and Vice President of the
                                                  five Aquila Money-Market Funds
                                                  since 1990; Vice President of
                                                  the Manager since 1990.

Lori A. Vindigni            Money-Market,         Assistant Treasurer of the              N/A            N/A
New York, NY                Bond and Equity       Aquila(SM) Group of Funds since
(11/02/66)                  Funds: Assistant      2000; Assistant Vice President
                            Treasurer since       of the Manager since 1998;
                            2000                  Fund Accountant for the
                                                  Aquila(SM) Group of Funds,
                                                  1995-1998.

----------
(1)  The  Fund's  Statement  of  Additional   Information   includes  additional
information about the Trustees and is available, without charge, upon request by calling 800-437-1020 (toll free).

(2) The mailing address of each Trustee and officer is c/o Churchill Tax-Free Fund of Kentucky, 380 Madison Avenue, New York, NY 10017.

(3) Each Trustee holds office until the next annual meeting of shareholders or until his or her successor is elected and qualifies. The term of office of each officer is one year.

(4) Mr. Herrmann and Ms. Herrmann are interested persons of the Fund, as that term is defined in the 1940 Act, as officers of the Fund and affiliates of both the Manager and the Distributor. Each is also an interested person as a member of the immediate family of the other.

(5) In this material Pacific Capital Cash Assets Trust, Pacific Capital U.S. Government Securities Cash Assets Trust, Pacific Capital Tax-Free Cash Assets Trust and Capital Cash Management Trust, each of which is a money-market fund, are called the "Aquila Money-Market Funds"; Hawaiian Tax-Free Trust, Tax-Free Trust of Arizona, Tax-Free Trust of Oregon, Tax-Free Fund of Colorado, Churchill Tax-Free Fund of Kentucky, Narragansett Insured Tax-Free Income Fund and Tax-Free Fund For Utah, each of which is a tax-free municipal bond fund, are called the "Aquila Bond Funds"; Aquila Rocky Mountain Equity Fund is an equity fund; considered together, these 12 funds are called the "Aquila(SM) Group of Funds."

FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

     This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

     For the fiscal year ended December 31, 2002, $11,355,823 of dividends paid by Churchill Tax-Free Fund of Kentucky, constituting 99.885% of total dividends paid during fiscal 2002, were exempt-interest dividends.

     Prior to January 31, 2003, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 2002 CALENDAR YEAR.